Allowance for Doubtful Accounts - Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning of period	$ 1.8	$ 1.3		$ 2.8
Provision for doubtful accounts	1.4	0.8	1.3	0.1
Accounts written off	(0.6)	(0.3)
End of period	$ 2.6	$ 1.8	$ 1.3	$ 2.9